Cover	Nov. 04, 2026
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0002119573
Document Period End Date	Nov. 04, 2026
Amendment Description	1
Document Type	S-6
Entity Registrant Name	Guggenheim Defined Portfolios, Series 2640
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust will invest at least 80% of the value of its assets in common shares of closed-end investment companies (“Closed-End Funds”) and common shares of exchange-traded funds (“ETFs”) that invest substantially all of their assets in New York municipal bonds, the income from which is exempt from regular federal and New York state income taxes, which are rated investment-grade by a nationally recognized statistical rating organization.